Statutory Prospectus Supplement dated June 6, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor shares of the Fund listed below:
Invesco High Yield Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

					Investor
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

					Investor
	Class A	Class B	Class C	Class Y	Class

Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None	0.25
Other Expenses	0.27	0.27	0.27	0.27	0.27
Total Annual Fund Operating Expenses[1]	1.04	1.79	1.79	0.79	1.04
Fee Waiver and/or Expense Reimbursement [2]	0.15	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89	1.64	1.64	0.64	0.89

[1]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.89%, 1.64%, 1.64%, 0.64% and 0.89%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

1

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$562	$761	$993	$1,659
Class B	677	833	1,141	1,882
Class C	267	533	941	2,080
Class Y	65	222	408	949
Investor Class	91	300	544	1,243
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$562	$761	$993	$1,659
Class B	167	533	941	1,882
Class C	167	533	941	2,080
Class Y	65	222	408	949
Investor Class	91	300	544	1,243
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
▪	You invest $10,000 in the fund and hold it for the entire 10-year period;

▪	Your investment has a 5% return before expenses each year;

▪	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

▪	Hypotheticals both with and without any applicable initial sales charge applied; and

▪	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

2

Class A
(Includes
Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.89%	0.89%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(0.84)%	3.24%	7.33%	11.58%	16.00%	20.59%	25.37%	30.33%	35.49%	40.86%
End of Year Balance	$9,916.48	$10,324.04	$10,732.88	$11,157.90	$11,599.75	$12,059.10	$12,536.64	$13,033.09	$13,549.20	$14,085.75
Estimated Annual Expenses	$561.51	$90.07	$109.50	$113.83	$118.34	$123.03	$127.90	$132.96	$138.23	$143.70

Class A (Without
Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.89%	0.89%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	8.39%	12.68%	17.14%	21.78%	26.60%	31.62%	36.83%	42.25%	47.88%
End of Year Balance	$10,411.00	$10,838.89	$11,268.11	$11,714.33	$12,178.22	$12,660.47	$13,161.83	$13,683.04	$14,224.89	$14,788.19
Estimated Annual Expenses	$90.83	$94.56	$114.96	$119.51	$124.24	$129.16	$134.28	$139.59	$145.12	$150.87

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.64%	1.64%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	1.04%	1.04%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.36%	6.83%	10.26%	13.80%	17.45%	21.22%	25.12%	29.13%	34.25%	39.56%
End of Year Balance	$10,336.00	$10,683.29	$11,026.22	$11,380.16	$11,745.47	$12,122.50	$12,511.63	$12,913.25	$13,424.62	$13,956.23
Estimated Annual Expenses	$166.76	$172.36	$194.30	$200.54	$206.97	$213.62	$220.48	$227.55	$136.96	$142.38

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.64%	1.64%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.36%	6.83%	10.26%	13.80%	17.45%	21.22%	25.12%	29.13%	33.28%	37.56%
End of Year Balance	$10,336.00	$10,683.29	$11,026.22	$11,380.16	$11,745.47	$12,122.50	$12,511.63	$12,913.25	$13,327.77	$13,755.59
Estimated Annual Expenses	$166.76	$172.36	$194.30	$200.54	$206.97	$213.62	$220.48	$227.55	$234.86	$242.40

3

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.64%	0.64%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.36%	8.91%	13.50%	18.27%	23.25%	28.44%	33.85%	39.48%	45.36%	51.48%
End of Year Balance	$10,436.00	$10,891.01	$11,349.52	$11,827.34	$12,325.27	$12,844.16	$13,384.90	$13,948.40	$14,535.63	$15,147.58
Estimated Annual Expenses	$65.40	$68.25	$87.85	$91.55	$95.40	$99.42	$103.60	$107.97	$112.51	$117.25

INVESTOR	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.89%	0.89%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	8.39%	12.68%	17.14%	21.78%	26.60%	31.62%	36.83%	42.25%	47.88%
End of Year Balance	$10,411.00	$10,838.89	$11,268.11	$11,714.33	$12,178.22	$12,660.47	$13,161.83	$13,683.04	$14,224.89	$14,788.19
Estimated Annual Expenses	$90.83	$94.56	$114.96	$119.51	$124.24	$129.16	$134.28	$139.59	$145.12	$150.87

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated June 6, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Short Term Bond Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y

Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees[1,2]	0.15	0.65	0.50	None
Other Expenses	0.36	0.36	0.36	0.36
Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses[3]	0.88	1.38	1.23	0.73
Fee Waiver and/or Expense Reimbursement[4]	0.30	0.45	0.30	0.30
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.58	0.93	0.93	0.43

[1]	Effective June 6, 2011, Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least June 30, 2013, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. Unless the Board of Trustees and Invesco Distributor mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

[2]	Effective June 6, 2011, the Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.15% and Class C shares to 0.65%. Distribution and/or Service (12b-1) Fees have been restated to reflect this reduction.

[3]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

[4]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C (after Rule 12b-1 fee limit), Class R and Class Y shares to 0.56%, 0.91%, 0.91% and 0.41%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

1

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$308	$464	$667	$1,252
Class C	95	346	667	1,577
Class R	95	329	616	1,434
Class Y	44	172	345	848
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
▪	You invest $10,000 in the fund and hold it for the entire 10-year period;

▪	Your investment has a 5% return before expenses each year;

▪	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

▪	Hypotheticals both with and without any applicable initial sales charge applied; and

▪	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes
Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.58%	0.58%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	1.81%	6.31%	10.69%	15.25%	20.00%	24.94%	30.09%	35.45%	41.03%	46.84%
End of Year Balance	$10,180.95	$10,630.95	$11,068.94	$11,524.98	$11,999.81	$12,494.21	$13,008.97	$13,544.94	$14,102.99	$14,684.03
Estimated Annual Expenses	$307.80	$60.35	$95.48	$99.41	$103.51	$107.77	$112.21	$116.84	$121.65	$126.66

2

Class A (Without
Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.58%	0.58%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.42%	9.04%	13.53%	18.20%	23.08%	28.15%	33.43%	38.92%	44.65%	50.61%
End of Year Balance	$10,442.00	$10,903.54	$11,352.76	$11,820.50	$12,307.50	$12,814.57	$13,342.53	$13,892.24	$14,464.60	$15,060.54
Estimated Annual Expenses	$59.28	$61.90	$97.93	$101.96	$106.16	$110.54	$115.09	$119.83	$124.77	$129.91

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.93%	0.93%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.23%	16.29%	20.50%	24.86%	29.38%	34.06%	38.92%	43.95%
End of Year Balance	$10,407.00	$10,830.56	$11,222.63	$11,628.89	$12,049.86	$12,486.06	$12,938.06	$13,406.41	$13,891.73	$14,394.61
Estimated Annual Expenses	$94.89	$98.75	$152.17	$157.68	$163.38	$169.30	$175.43	$181.78	$188.36	$195.18

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.93%	0.93%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.39%	16.63%	21.02%	25.59%	30.32%	35.23%	40.33%	45.62%
End of Year Balance	$10,407.00	$10,830.56	$11,238.88	$11,662.58	$12,102.26	$12,558.52	$13,031.97	$13,523.28	$14,033.11	$14,562.15
Estimated Annual Expenses	$94.89	$98.75	$135.73	$140.84	$146.15	$151.66	$157.38	$163.31	$169.47	$175.86

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.43%	0.43%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	9.35%	14.02%	18.89%	23.96%	29.26%	34.78%	40.53%	46.53%	52.79%
End of Year Balance	$10,457.00	$10,934.88	$11,401.80	$11,888.66	$12,396.31	$12,925.63	$13,477.55	$14,053.05	$14,653.11	$15,278.80
Estimated Annual Expenses	$43.98	$45.99	$81.53	$85.01	$88.64	$92.43	$96.37	$100.49	$104.78	$109.25

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

3

Statutory Prospectus Supplement dated June 6, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor shares of the Fund listed below:
Invesco U.S. Government Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

						Investor
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Investor
	Class A	Class B	Class C	Class R	Class Y	Class

Management Fees[1]	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None	0.25
Other Expenses	0.28	0.28	0.28	0.28	0.28	0.28
Total Annual Fund Operating Expenses[2]	0.89	1.64	1.64	1.14	0.64	0.89

[1]	Effective June 6, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund’s maximum annual advisory fee rate ranges from 0.50% (for average net assets up to $200 million) to 0.24% (for average net assets over $20.5 billion). Management Fees have been restated to reflect the new fee schedule.

[2]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

1

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$562	$745	$945	$1,519
Class B	667	817	1,092	1,743
Class C	267	517	892	1,944
Class R	116	362	628	1,386
Class Y	65	205	357	798
Investor Class	91	284	493	1,096
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$562	$745	$945	$1,519
Class B	167	517	892	1,743
Class C	167	517	892	1,944
Class R	116	362	628	1,386
Class Y	65	205	357	798
Investor Class	91	284	493	1,096
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
▪	You invest $10,000 in the fund and hold it for the entire 10-year period;

▪	Your investment has a 5% return before expenses each year;

▪	Hypotheticals both with and without any applicable initial sales charge applied; and

▪	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

2

Class A
(Includes
Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(0.84)%	3.24%	7.48%	11.90%	16.50%	21.29%	26.27%	31.46%	36.87%	42.49%
End of Year Balance	$9,916.48	$10,324.04	$10,748.36	$11,190.12	$11,650.03	$12,128.85	$12,627.35	$13,146.33	$13,686.64	$14,249.17
Estimated Annual Expenses	$561.51	$90.07	$93.77	$97.63	$101.64	$105.82	$110.17	$114.69	$119.41	$124.31

Class A (Without
Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	8.39%	12.84%	17.48%	22.31%	27.34%	32.57%	38.02%	43.69%	49.60%
End of Year Balance	$10,411.00	$10,838.89	$11,284.37	$11,748.16	$12,231.01	$12,733.70	$13,257.06	$13,801.92	$14,369.18	$14,959.75
Estimated Annual Expenses	$90.83	$94.56	$98.45	$102.49	$106.71	$111.09	$115.66	$120.41	$125.36	$130.51

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	0.89%	0.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.36%	6.83%	10.42%	14.13%	17.97%	21.93%	26.03%	30.26%	35.62%	41.19%
End of Year Balance	$10,336.00	$10,683.29	$11,042.25	$11,413.27	$11,796.75	$12,193.12	$12,602.81	$13,026.27	$13,561.65	$14,119.03
Estimated Annual Expenses	$166.76	$172.36	$178.15	$184.14	$190.32	$196.72	$203.33	$210.16	$118.32	$123.18

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.36%	6.83%	10.42%	14.13%	17.97%	21.93%	26.03%	30.26%	34.64%	39.16%
End of Year Balance	$10,336.00	$10,683.29	$11,042.25	$11,413.27	$11,796.75	$12,193.12	$12,602.81	$13,026.27	$13,463.95	$13,916.34
Estimated Annual Expenses	$166.76	$172.36	$178.15	$184.14	$190.32	$196.72	$203.33	$210.16	$217.22	$224.52

3

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.86%	7.87%	12.03%	16.36%	20.85%	25.51%	30.36%	35.39%	40.62%	46.04%
End of Year Balance	$10,386.00	$10,786.90	$11,203.27	$11,635.72	$12,084.86	$12,551.33	$13,035.82	$13,539.00	$14,061.60	$14,604.38
Estimated Annual Expenses	$116.20	$120.69	$125.34	$130.18	$135.21	$140.43	$145.85	$151.48	$157.32	$163.40

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.36%	8.91%	13.66%	18.61%	23.79%	29.18%	34.82%	40.69%	46.83%	53.23%
End of Year Balance	$10,436.00	$10,891.01	$11,365.86	$11,861.41	$12,378.57	$12,918.27	$13,481.51	$14,069.30	$14,682.72	$15,322.89
Estimated Annual Expenses	$65.40	$68.25	$71.22	$74.33	$77.57	$80.95	$84.48	$88.16	$92.01	$96.02

INVESTOR	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	8.39%	12.84%	17.48%	22.31%	27.34%	32.57%	38.02%	43.69%	49.60%
End of Year Balance	$10,411.00	$10,838.89	$11,284.37	$11,748.16	$12,231.01	$12,733.70	$13,257.06	$13,801.92	$14,369.18	$14,959.75
Estimated Annual Expenses	$90.83	$94.56	$98.45	$102.49	$106.71	$111.09	$115.66	$120.41	$125.36	$130.51

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated June 6, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Bond Fund	Invesco Limited Maturity Treasury Fund
Invesco Dynamics Fund	Invesco Money Market Fund
Invesco Global Real Estate Fund	Invesco Real Estate Fund
Invesco High Yield Fund	Invesco Short Term Bond Fund
Invesco Income Fund	Invesco U.S. Government Fund
Effective June 6, 2011, all references to Invesco Core Bond Fund and Invesco Income Fund are hereby deleted.
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco High Yield Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		0.52%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.09
Total Annual Fund Operating Expenses[1,2]		0.61

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

2	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.64% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$62	$195	$340	$762
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.21
Acquired Fund Fees and Expenses		0.02
Total Annual Fund Operating Expenses[1]		0.58
Fee Waiver and/or Expense Reimbursement[2]		0.15
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43

[1]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.41% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$44	$155	$293	$696
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco U.S. Government Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees[1]		0.36%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.11
Total Annual Fund Operating Expenses[2]		0.47

1	Effective June 6, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund’s maximum annual advisory fee rate ranges from 0.50% (for average net assets up to $200 million) to 0.24% (for average net assets over $20.5 billion). Management Fees have been restated to reflect the new fee schedule.

2	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$48	$151	$263	$591

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.”
The following information replaces in its entirety the tables appearing under the heading “Hypothetical Investment and Expense Information-Invesco High Yield Fund — INSTITUTIONAL”, “Hypothetical Investment and Expense Information-Invesco Short Term Bond Fund — INSTITUTIONAL” and “Hypothetical Investment and Expense Information-Invesco U.S. Government Fund — INSTITUTIONAL”, respectively:

“Invesco High
Yield Fund -
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.39%	8.97%	13.76%	18.75%	23.96%	29.41%	35.09%	41.02%	47.21%	53.67%
End of Year Balance	$10,439.00	$10,897.27	$11,375.66	$11,875.05	$12,396.37	$12,940.57	$13,508.66	$14,101.69	$14,720.75	$15,367.00
Estimated Annual Expenses	$62.34	$65.08	$67.93	$70.91	$74.03	$77.28	$80.67	$84.21	$87.91	$91.77

Invesco Short
Term Bond Fund -
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.43%	0.43%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	9.35%	14.18%	19.23%	24.50%	30.00%	35.75%	41.75%	48.01%	54.56%
End of Year Balance	$10,457.00	$10,934.88	$11,418.21	$11,922.89	$12,449.88	$13,000.17	$13,574.78	$14,174.78	$14,801.31	$15,455.52
Estimated Annual Expenses	$43.98	$45.99	$64.82	$67.69	$70.68	$73.81	$77.07	$80.47	$84.03	$87.74

Invesco U.S.
Government
Fund -
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.53%	9.27%	14.21%	19.39%	24.80%	30.45%	36.36%	42.54%	48.99%	55.74%
End of Year Balance	$10,453.00	$10,926.52	$11,421.49	$11,938.89	$12,479.72	$13,045.05	$13,635.99	$14,253.70	$14,899.39	$15,574.33
Estimated Annual Expenses	$48.06	$50.24	$52.52	$54.90	$57.38	$59.98	$62.70	$65.54	$68.51	$71.61

[1]	Your actual expenses may be higher or lower than those shown.”

Statement of Additional Information Supplement dated June 6, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, A5, B, B5, C, C5, R, Y, Invesco Cash Reserve, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Core Bond Fund	Invesco Money Market Fund
Invesco Dynamics Fund	Invesco Municipal Bond Fund
Invesco Global Real Estate Fund	Invesco Real Estate Fund
Invesco High Yield Fund	Invesco Short Term Bond Fund
Invesco Income Fund	Invesco U.S. Government Fund
Invesco Limited Maturity Treasury Fund
Effective June 6, 2011, all references to Invesco Core Bond Fund and Invesco Income Fund are hereby deleted.
The seventh paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information is deleted in its entirety.
The following information replaces the information relating to Invesco U.S. Government Fund found in the table following the sixth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.

“Fund Name	Net Assets	Annual Rate
Invesco U.S. Government Fund*	First $200M	0.50%
	Next $300M	0.40%
	Next $500M	0.35%
	Next $19.5B	0.30%
	Over $20.5B	0.24%

* Effective June 6, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund.”
The following information replaces in its entirety the tenth, eleventh and twelfth paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
     “Invesco also has contractually agreed through at least June 30, 2011 (June 30, 2012 for Invesco Real Estate Fund and Invesco U.S. Government Fund and June 30, 2013 for Invesco High Yield Fund and Invesco Short Term Bond Fund), to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares are:

Fund	Expense Limitation
Invesco Dynamics Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Investor Class Shares	2.00%
Institutional Class Shares	1.75%

Invesco Global Real Estate Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Institutional Class Shares	1.75%

1

Fund	Expense Limitation
Invesco High Yield Fund
Class A Shares	0.89%
Class B Shares	1.64%
Class C Shares	1.64%
Class Y Shares	0.64%
Investor Class Shares	0.89%
Institutional Class Shares	0.64%

Invesco Municipal Bond Fund
Class A Shares	0.57%
Class B Shares	1.32%
Class C Shares	1.32%
Class Y Shares	0.32%
Investor Class Shares	0.57%

Invesco Real Estate Fund
Class A Shares	1.55%
Class B Shares	2.30%
Class C Shares	2.30%
Class R Shares	1.80%
Class Y Shares	1.30%
Investor Class Shares	1.55%
Institutional Class Shares	1.30%

Invesco Short Term Bond Fund
Class A Shares	0.56%
Class C Shares	0.91% (after 12b-1 fee limit)
Class R Shares	0.91%
Class Y Shares	0.41%
Institutional Class Shares	0.41%

Invesco U.S. Government Fund
Class A Shares	1.03%
Class B Shares	1.78%
Class C Shares	1.78%
Class R Shares	1.28%
Class Y Shares	0.78%
Investor Class Shares	1.03%
Institutional Class Shares	0.78%
     The total annual fund operating expenses used in determining whether a Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a Fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
     Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2011(June 30, 2012 for Invesco Real Estate Fund and Invesco U.S. Government Fund and June 30, 2013 for Invesco High Yield Fund and Invesco Short Term Bond Fund).”
The following information replaces in its entirety the second paragraph under the heading “DISTRIBUTION OF SECURITIES — Distribution Plans” of the Statement of Additional Information.

2

     “Each Fund, pursuant to its Class A (Invesco Cash Reserve Shares for Invesco Money Market Fund), Class A2, Class A5, Class B, Class B5, Class C, Class C5 and Class R Plans, pays Invesco Distributors compensation at the annual rate, shown immediately below, of the Fund’s average daily net assets of the applicable class.

	Class	Class	Class	Class	Class	Class	Class	Class		Class
Fund	A*	A2	A5	B	B5	C	C5	P	Class R	S
Invesco Dynamics Fund	0.25%	N/A	N/A	1.00%	N/A	1.00%	N/A	N/A	0.50%	N/A
Invesco Global Real Estate Fund	0.25	N/A	N/A	1.00	N/A	1.00	N/A	N/A	0.50	N/A
Invesco High Yield Fund	0.25	N/A	N/A	1.00	N/A	1.00	N/A	N/A	N/A	N/A
Invesco Limited Maturity Treasury Fund	0.25	0.15%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Money Market Fund	0.15	N/A	0.25%	0.90	1.00%	0.90	1.00%	N/A	0.40	N/A
Invesco Municipal Bond Fund	0.25	N/A	N/A	1.00	N/A	1.00	N/A	N/A	N/A	N/A
Invesco Real Estate Fund	0.25	N/A	N/A	1.00	N/A	1.00	N/A	N/A	0.50	N/A
Invesco Short Term Bond Fund	0.15	N/A	N/A	N/A	N/A	0.65	N/A	N/A	0.50	N/A
Invesco U.S. Government Fund	0.25	N/A	N/A	1.00	N/A	1.00	N/A	N/A	0.50	N/A

*	Invesco Cash Reserve Shares of Invesco Money Market Fund”
The following information replaces in its entirety the eighth paragraph under the heading “DISTRIBUTION OF SECURITIES — Distribution Plans” of the Statement of Additional Information.
     “Invesco Distributors has also contractually agreed through June 30, 2013, to waive 12b-1 fees to the extent necessary to limit 12b-1 fees to 0.50% of average net assets of Invesco Short Term Bond Fund’s Class C shares. The contractual fee waiver is set forth in the Fee Table to the Fund’s Prospectus and may not be terminated or amended to the Fund’s detriment during the period stated in the agreement between Invesco Distributors and the Fund.”

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